Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended		12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Operating activities
Net loss	$ (85,317,933)	$ (39,050,953)	$ (51,424,409)	$ (73,418,745)	$ (48,856,993)
Adjustments to reconcile net loss to net cash flows:
Write-down (write-down reversal) of inventories	612,076	1,780,788	2,299,866	19,859	(17,115)
Depreciation of property and equipment	393,175	1,131,634	1,274,597	1,448,867	1,132,833
Depreciation of right-of-use assets	476,363	416,095	581,936	610,941	393,585
Amortization of intangible assets	293,181	313,958	286,494	257,064	463,784
Impairment loss related to intangible assets		5,791,439	5,791,439	38,207,503
Finance costs, net	(807,163)	(1,829,983)	(986,824)	(7,376,716)	11,547,217
Transactions costs	431,458		437,500
Listing expense	59,139,572
Stock-based compensation	(300,076)	1,659,017	2,436,974	4,590,336	9,308,105
Grant revenue on term loan					(1,192,741)
Redeemable stock options				(317,663)	2,885,513
Gain on lease liability cancellation	(204,146)	(28,980)	(78,607)
Other costs					145,933
Foreign exchange gain (loss)	682,848	122,193	308,854	(1,756,535)	(99,296)
Adjustments to reconcile net loss to net cash flows, Total	(24,600,645)	(29,694,792)	(39,072,180)	(37,735,089)	(24,289,175)
Net change in non-cash working capital items	(11,716,711)	3,515,755	2,421,056	(391,808)	3,499,828
Net cash flows related to operating activities	(36,317,356)	(26,179,037)	(36,651,124)	(38,126,897)	(20,789,347)
Investing activities
Additions to property and equipment	(460,607)	(443,047)	(188,775)	(2,173,529)	(1,947,321)
Dispositions of property and equipment			45,000
Additions to intangible assets	(10,063,100)	(9,013,461)	(12,356,950)	(10,853,759)	(15,763,223)
Grants received related to intangible assets and property and equipment	13,713	181,156	268,460	986,295	641,033
R&D tax credit received	1,522,306		836,171		706,000
Finance income received	302,799	118,011	223,594	40,251	3,454
Other costs					(145,933)
Net cash flows related to investing activities	(8,684,889)	(9,157,341)	(11,172,500)	(12,000,742)	(16,505,990)
Financing activities
Debt issuance	29,463,494	28,957,266	29,406,425		46,561,223
Convertible loan reimbursed					(837,963)
Other loan settlement		(134,189)	(134,189)	(768,850)
Cash acquired from a reverse asset acquisition	19,750,572
Interest paid on credit facility and other loan	(2,669,860)	(3,950,265)	(4,773,512)	(3,620,539)	(2,788,034)
Exercise of warrants	337	7,869	7,992
Debt issuance cost	(9,645)	(2,006,096)	(2,119,392)
Bridge loans issuance proceed		6,250,000	6,250,000
Bridge loans settlement		(6,250,000)	(6,250,000)
Issuance and modification costs of convertible loans				(124,717)	(124,022)
Exercise of stock options				9,221	25,809
Share issuance proceed				85,236,002
Share issuance cost				(6,094,621)	(571,116)
Government grant liability issuance				178,857	191,412
Repayment principal amount of lease liabilities	(666,920)	(508,497)	(687,150)	(316,472)	(415,251)
Issuance of common shares	10,849
Interest paid on lease liability	(237,537)	(371,387)	(451,894)	(551,291)	(303,390)
Net cash flows related to financing activities	45,641,290	21,994,701	21,248,280	73,947,590	41,738,668
Effect of foreign exchange on cash	37,777	(394,519)	(394,515)	2,005,632
Net increase (decrease) in cash	676,822	(13,736,196)	(26,969,859)	25,825,583	4,443,331
Cash, beginning of period	5,056,040	32,025,899	32,025,899	6,200,316	1,756,985
Cash, end of period	$ 5,732,862	$ 18,289,703	$ 5,056,040	$ 32,025,899	$ 6,200,316